SEGMENTS, GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Schedule of total revenues and long-lived assets by geographic area) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from sales to customers	$ 4,778	$ 3,541
Unites States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from sales to customers	4,778	3,541
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from sales to customers	$ 0	$ 0